Deferred Charges, net (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Nov. 30, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Changes in deferred charges, net
Balance at the beginning of the period		$ 25,554
Amortization		(18,663)	$ (12,170)	$ (10,181)
Balance at the end of the period		38,012	25,554
Drydocking and Special Survey Costs
Changes in deferred charges, net
Balance at the beginning of the period		25,554	11,801	17,339
Additions		31,121	29,939	4,643
Write-off			(4,016)
Amortization		(18,663)	(12,170)	(10,181)
Balance at the end of the period		$ 38,012	$ 25,554	$ 11,801
Wrote-off amounts	$ 4,000
Period of amortization for deferred costs		2 years 6 months